Revenue - Schedule of Revenue Disaggregated by Product Categories (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	$ 34,621,645	$ 269,387,554	$ 221,238,043	$ 119,097,976
Clothing, Shoes and Accessories [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	8,816,184	68,597,847	57,038,708	2,432,141
Home and Tools [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	1,943,320	15,120,776	13,853,892	2,968,120
Personal Care [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	2,140,760	16,657,041	11,130,763	2,193,144
School, Office and Art Supplies [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	806,922	6,278,577	6,678,500	5,912,160
Seasonal Decor and Party Supplies [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	5,607,328	43,630,058	44,845,862	37,465,982
Sports and Outdoors [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	10,757,493	83,702,975	54,740,198	29,332,638
Toys and Games [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	4,460,690	34,708,187	32,950,120	38,384,591
Pet Products [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products	88,948	692,093
Others [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total Sales of products				$ 409,200